COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - Meadowland Midstream Gathering System $ in Thousands	3 Months Ended
Mar. 31, 2017 USD ($)
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued environmental remediation, beginning balance	$ 9,453
Payments made	(307)
Accrued environmental remediation, ending balance	$ 9,146